SEGMENT INFORMATION - Schedule of Reconciliation of Net (Loss) Income to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net loss	$ (60,489)	$ (179,852)
Depreciation and amortization	59,096	62,512
Income tax expense	49,873	32,950
Other expense (income), net	61,929	(1,740)
Impairment loss	2,320	151,017
Reportable Segment
Segment Reporting Information [Line Items]
Net loss	(60,489)	(179,852)
Depreciation and amortization	59,096	62,512
Interest expense, net	55,979	60,819
Income tax expense	49,873	32,950
Other expense (income), net	61,929	(1,740)
Fair value mark-up for acquired inventory	123	0
Adjustments for acquisition and other non-core costs	16,851	31,570
Impairment loss	2,320	151,017
Share-based compensation	14,164	16,356
Adjusted EBITDA (non-GAAP)	$ 199,846	$ 173,632